Goodwill - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₨ 1,164.5	$ 17.9	₨ 6,733.2	$ 103.3	₨ 7,598.0
Goodwill [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Estimated cash flows, pre-tax discount rate	12.40%	12.40%
Estimated cash flows, growth rate	2.00%	2.00%
Joint operation manufacturing automobiles cash generating unit Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₨ 990.9
Tata and other brand vehicles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,164.5		1,154.1
Others [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₨ 0.0		₨ 5,579.1